Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions				6 Months Ended
	Jun. 04, 2026	May 28, 2026	Feb. 23, 2026	Jun. 30, 2026	Jul. 09, 2026	Dec. 31, 2025
Shareholders' Equity [Line Items]
Shareholders approval				22,500,000		22,500,000
Ordinary shares issues				1,857,143
Director [Member]
Shareholders' Equity [Line Items]
Shareholders approval			93,750		8,313
Ordinary shares issues	49,652		16,626
Exercise price	$ 2.16		$ 0.01
Share options term	10 years		10 years
Former Lenders [Member]
Shareholders' Equity [Line Items]
Shareholders approval					43,750
Ordinary shares issues			93,750
Exercise price			$ 0.01
Share options term			3 years
Option [Member]
Shareholders' Equity [Line Items]
Ordinary shares issues		74,478	309,871
Exercise price		$ 2.16	$ 4
Share options term		10 years	10 years
Warrant [Member]
Shareholders' Equity [Line Items]
Ordinary shares issues				1,857,143
Warrants with an exercise price				4.2
Exercise price				$ 0.0001
Private Placement [Member]
Shareholders' Equity [Line Items]
Warrants with an exercise price				3.5
Proceeds from Issuance of Warrants				$ 6.5